Income tax expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Operating loss before taxation	€ (823,977)	€ (1,320,353)
Expected tax credit based on a corporation tax rate of 12.50%	102,997	165,044
Tax benefits not recognized	(102,997)	(165,044)
Tax expense, Net deferred tax asset for the year	€ 0	€ 0